VARIABLE INTEREST ENTITIES - Additional Information (Details)	12 Months Ended
	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2019 CNY (¥)
Variable Interest Entity [Line Items]
Revenues	¥ 47,938,575	$ 7,423,298	¥ 65,760,651	¥ 102,384,327
Operating expenses	68,793,976	10,652,760	39,783,428	54,108,938
Net income (loss)	22,832,734	3,535,654	19,246,701	25,355,905
VIE
Variable Interest Entity [Line Items]
Revenues	47,817,378	7,404,531	45,681,441	102,384,327
Operating expenses	(33,696,978)	(5,217,984)	20,811,514	21,501,642
Net income (loss)	¥ 29,155,914	$ 4,514,799	¥ 10,563,458	¥ 3,500,635